DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Schedule of Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance, beginning of year	$ 235.6	$ 194.3
Foreign exchange impact	(3.9)	14.4
Expenditures during the current year	(4.6)	(8.1)
Reclassification to liabilities relating to assets held for sale	(27.1)	0.0
Provision for decommissioning, restoration and rehabilitation costs	274.3	235.6
Current			$ 16.1	$ 13.4
Decommissioning, restoration and similar liabilities			258.2	222.2
Provision for decommissioning, restoration and rehabilitation costs	235.6	194.3	$ 274.3	$ 235.6
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Decommissioning, restoration and similar liabilities acquired during the year (Note 6(d))	0.0	5.8
Decommissioning, restoration and similar liabilities disposed during the year (Note 6(c))	0.0	(6.5)
Adjustments to decommissioning, restoration and similar liabilities during the year	47.6	20.3
Provision For Operating Mines
Disclosure of other provisions [line items]
Increase through adjustments arising from passage of time, other provisions	24.4	13.6
Provision For Non-Operating Mines
Disclosure of other provisions [line items]
Increase through adjustments arising from passage of time, other provisions	$ 2.3	$ 1.8